Other Income / (Expense), Net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Other Income And Expenses [Abstract]
Gain on foreign exchange		$ 1,667	$ 196
Fair value (loss) / gain on contingent		(6,821)	5,445
Fair value (loss) / gain on derivative instruments	[1]	0	7,080
Fair value gain on warrant liabilities	[2]	7,282	24,794
Interest expense, net, on related party balances		0	(121)
Other		1,350	(4,869)
Other income / (expense), net		$ 3,478	$ 32,525

[1]	The Company historically entered into derivative financial instruments to manage its interest rate risk related to its former variable-rate credit facilities. The related interest rate swaps and interest rate caps were cancelled as of December 31, 2021.
[2]	This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 2).